TAXES ON INCOME (Reconciliation of the Amount of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
TAXES ON INCOME [Abstract]
Unrecognized tax benefits, beginning		$ 84	$ 86
Exchange rate differences			(2)
Exchange rate differences		6
Utilization upon assessment		(90)
Unrecognized tax benefits, ending			$ 84